Share-based compensation - pricing assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	7 years	7 years
Options | Minimum
Share-based compensation
Fair value of ordinary shares (US$)	$ 7.34	$ 30.32	$ 37.65
Expected volatility	35.27%	33.60%	31.00%
Risk free interest rate (per annum)	1.52%	0.94%	1.16%
Options | Maximum
Share-based compensation
Fair value of ordinary shares (US$)	$ 19.92	$ 65.60	$ 42.08
Expected volatility	40.34%	37.80%	34.80%
Risk free interest rate (per annum)	3.83%	1.26%	1.69%